Document and Entity Information	Apr. 28, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	HANCOCK WHITNEY CORP
Amendment Flag	false
Entity Central Index Key	0000750577
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Incorporation State Country Code	MS
Entity File Number	001-36872
Entity Tax Identification Number	64-0693170
Entity Address, Address Line One	One Hancock Plaza
Entity Address, Address Line Two	2510 14th Street
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	(228)
Local Phone Number	868-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Dollar Three Point Thirty Three Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $3.33 per share
Trading Symbol	HWC
Security Exchange Name	NASDAQ
Six Point Twenty Five Percentage Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Subordinated Notes
Trading Symbol	HWCPZ
Security Exchange Name	NASDAQ
Five Point Ninety Five Percentage Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.95% Subordinated Notes
Trading Symbol	HWCPL
Security Exchange Name	NASDAQ